LEASES (Tables)	12 Months Ended
Dec. 31, 2020
LEASES
Schedule Of Components of Lease Expense

	Years ended December 31,
	2019	2020
	RMB	RMB

Operating and short-term lease expense	49,079	58,723

Finance lease expense	600	600

Schedule Of Supplemental Cash Flow Information

	Years ended December 31,
	2019	2020
	RMB	RMB
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	43,684	44,548
Operating cash flows from finance lease	—	—

Schedule Of Lease Terms And Discount Rates

	Years ended December 31,
	2019		2020
Weighted-average Remaining Lease Term
Operating leases	7.87	Years	7.41	Years
Finance lease	10.67	Years	9.67	Years
Weighted-average Discount Rate
Operating leases	4.57%		4.51%

Schedule of Maturities of Lease Liabilities

Amount
RMB

2021	55,934
2022	48,348
2023	43,605
2024	42,672
2025	42,307
Thereafter	101,040
Total lease payments	333,906
Less: interest	(59,885)
Total	274,021
Less: current portion	(53,702)
Non-current portion	220,319